Registration No. 33-11158

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    14

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Michael T. Westermeyer
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Judith A. Hasenauer
Blazzard, Grodd & Hasenauer, P.C.
P.O. Box 5108
Westport, CT 06881
(203) 226-7866


Title and amount of Securities being Registered:
    Individual Flexible Premium Variable Life Insurance Policies.


It is proposed that this filing will become effective:

     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     _X_  on May 1, 1999  pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on  (date)  pursuant  to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title and amount of securities being registered:
     Individual Flexible Premium Variable Life Insurance Policies



                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------

1                                     The Company, The Separate Account

2                                     The Company

3                                     Not Applicable

4                                     Distributors

5                                     The Variable Account

6(a)                                  Not Applicable
 (b)                                  Not Applicable

9                                     Not Applicable

10                                    Purchases

11                                    Investment Choices

12                                    Investment Choices

13                                    Expenses

14                                    Purchases

15                                    The Separate Account

16                                    Investment Choices

17                                    Policy Account, Transfers

18                                    Purchases

19                                    Not Applicable

20                                    Not Applicable

21                                    Not Applicable

22                                    Not Applicable

23                                    Not Applicable

24                                    Not Applicable

25                                    The Company

26                                    The Company

27                                    The Company

28                                    The Company

29                                    The Company

30                                    The Company

31                                    Not Applicable

32                                    Not Applicable

33                                    Not Applicable

34                                    Not Applicable

35                                    The Company

37                                    Not Applicable

38                                    Distributors

39                                    Distributor

40                                    Not Applicable

41(a)                                 Distributor

42                                    Not Applicable

43                                    Not Applicable

44                                    Purchases

45                                    Not Applicable

46                                    Policy Account, Transfers

47                                    Not Applicable

48                                    Not Applicable

49                                    Not Applicable

50                                    Not Applicable

51                                    The Company

52                                    Investment Choices

53                                    Taxes, Federal Tax Status

54                                    Financial Statements

55                                    Not Applicable



Parts I and II to this Registration Statement were filed in Post-Effective Amendment No. 13 on February 4, 1999 and are incorporated herein by reference.



                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of March, 1999.


                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)



                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ MICHAEL T. WESTERMEYER
                                          ---------------------------
                                              Michael T. Westermeyer



Attest:/S/ CATHERINE L. MIELKE
       ------------------------


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*        Chairman of the Board,                  03/26/99
Lowell C. Anderson         President and Chief                         Date
                           Executive Officer

Herbert F. Hansmeyer*      Director                                03/26/99
Herbert F. Hansmeyer                                                   Date

Michael P. Sullivan*       Director                                03/26/99
Michael P. Sullivan                                                    Date

Dr. Gerhard G. Rupprecht*  Director                                03/26/99
Dr. Gerhard G. Rupprecht                                               Date

Edward J. Bonach*          Chief Financial Officer                 03/26/99
Edward J. Bonach                                                       Date

Rev. Dennis J. Dease*      Director                                03/26/99
Rev. Dennis J. Dease                                                   Date

James R. Campbell*         Director                                03/26/99
James R. Campbell                                                      Date

Robert M. Kimmitt*         Director                                03/26/99
Robert M. Kimmitt                                                      Date


                              *By Power of Attorney


                               By:/S/ MICHAEL T. WESTERMEYER
                                  --------------------------------
                                      Michael T. Westermeyer
                                        Attorney-in-Fact